Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries

The Company and its subsidiaries are in the table as follows:

	Percentage of effective ownership
Name	Date of incorporation	December 31, 2024	December 31, 2025	June 30, 2026	Place of incorporation	Principal activities
		%	%	%
VCI Global Limited	29.04.2020	100	100	100	British Virgin Island	Holding company.
V Capital Kronos Berhad	01.09.2020	100	100	100	Malaysia	Holding company.
AB Management and Consultancy Services Sdn Bhd	04.05.2020	93.34	93.34	93.34	Malaysia	Holding company.
Elmu Education Group Sdn Bhd	03.12.2020	-	20	20	Malaysia	Education and training services.
Elmu Higher Education Sdn Bhd	24.05.2021	-	20	20	Malaysia	Education and training services and holding company
V Capital Real Estate Sdn Bhd	05.07.2021	100	30	30	Malaysia	Provision of real estate management consultancy services.
VCI Energy Sdn Bhd	12.11.2021	100	30	30	Malaysia	Dormant.
V Galactech Sdn Bhd	12.01.2022	100	100	100	Malaysia	Provision of information technology development.
V Capital Real Estate Limited	08.02.2024	100	30	30	British Virgin Island	Holding company
V Gallant Limited (formerly known as VC AI Limited)	19.08.2024	100	100	100	British Virgin Island	Holding company.
VC AI Sdn Bhd	16.12.2024	100	100	100	Malaysia	Holding company
V Gallant Sdn Bhd	18.09.2024	100	100	100	Malaysia	Trading of high-performance servers, information technology hardware
RoboDAX Limited (formerly known as Smart Bridge Technologies Limited)	13.05.2024	100	100	100	British Virgin Island	Holding company
Smart Bridge Technologies Sdn Bhd	22.10.2025	-	100	100	Malaysia	Technology solution consultancy
VCI Global (Singapore) Pte. Ltd.	10.03.2025	-	100	100	Singapore	Management consultancy services
AiSecure Limited	09.01.2025	-	100	100	British Virgin Island	Dormant
VCI Energy Limited	05.02.2025	-	30	30	British Virgin Island	Holding company
VCI (HK) Limited	04.12.2025	-	100	100	Hong Kong	Management consultancy services
VCI Robotics Limited	02.02.2026	-	-	100	British Virgin Island	Provision of information technology development.